Financial instruments - Summary of detailed information about financial instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [abstract]
Financial assets	$ 7,300	$ 5,418
Disclosure of financial liabilities [abstract]
Financial liabilities	9,947	9,411
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial assets [abstract]
Financial assets	7,260	5,380
Disclosure of financial liabilities [abstract]
Financial liabilities	0	0
Financial assets at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets	40	38
Disclosure of financial liabilities [abstract]
Financial liabilities	0	0
Financial liabilities at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets	0	0
Disclosure of financial liabilities [abstract]
Financial liabilities	9,947	9,411
Accounts Payable and Accrued Liabilities [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities	124	72
Accounts Payable and Accrued Liabilities [Member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	0	0
Accounts Payable and Accrued Liabilities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	0	0
Accounts Payable and Accrued Liabilities [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	124	72
Lease liabilities [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	208	304
Lease liabilities [member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	0	0
Lease liabilities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	0	0
Lease liabilities [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	208	304
Loan payable [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities	9,615	9,035
Loan payable [Member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	0	0
Loan payable [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	0	0
Loan payable [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	9,615	9,035
Cash And Cash Equivalents [Member]
Disclosure of financial assets [abstract]
Financial assets	7,260	5,380
Cash And Cash Equivalents [Member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial assets [abstract]
Financial assets	7,260	5,380
Cash And Cash Equivalents [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets	0	0
Cash And Cash Equivalents [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets	0	0
Receivables [Member]
Disclosure of financial assets [abstract]
Financial assets	28	26
Receivables [Member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial assets [abstract]
Financial assets	0	0
Receivables [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets	28	26
Receivables [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets	0	0
Deposits [Member]
Disclosure of financial assets [abstract]
Financial assets	12	12
Deposits [Member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial assets [abstract]
Financial assets	0	0
Deposits [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets	12	12
Deposits [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets	$ 0	$ 0